PGIM Investments LLC

655 Broad Street

Newark, New Jersey 07102

February 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Prudential Variable Contract Account-10
Post-Effective Amendment No. 58
File Nos. 2-76580 and 811-03421

Dear Sir or Madam:

We are filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 58 to the Registration Statement (the “Amendment”) of the above-referenced Registrant on Form N-3, which updates the Registration Statement to conform with the revised requirements of Form N-3 and Form N-4. Aside from converting the Registration Statement for The Prudential Variable Contract Account-10 (“VCA 10”) to the new Form N-3 and Form N-4 requirements, no other changes were made to the Registration Statement.

The prospectus and statement of additional information (“SAI”) describe the MEDLEY program, which includes group variable annuity contracts including VCA 10, The Prudential Variable Contract Account-11 (“VCA 11”) (Reg. Nos. 2-76581 and 811-03422), and The Prudential Variable Contract Account-24 (“VCA 24”) (Reg. Nos. 33-12362 and 811-05053). Because VCA 10 is a management investment company and VCA 11 and VCA 24 are unit investment trusts, the prospectus and SAI have been updated to conform with the revised requirements of both Form N-3 and Form N-4.

It is our intent that this filing be a template filing so that we may use template relief for VCA 11 and VCA 24. As such, we have requested relief for those registrants separately.

Along with this filing, we are furnishing our Staff reviewer with electronic courtesy copies of the prospectus and SAI.1 The first copy is the filing in composition format. The second copy tracks the changes made from the prospectus and SAI filed on April 16, 2021, effective on May 1, 2021.

Thank you for your attention to this filing. If you have any comments or questions regarding this Amendment, please direct them to Chris Palmer or Will Lane at Goodwin Procter LLP (our outside counsel) at 202.346.4253 or CPalmer@goodwinlaw.com and 202.346.4304 or WLane@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Chris or Will.

Sincerely,

/s/ Patrick McGuinness
Patrick McGuinness
Director & Corporate Counsel

1 Please note that financial statements and written consent by our auditors along with performance and other data points will not be included in this Rule 485(a) filing, but they will be provided in our subsequent Rule 485(b) filing.